Income taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate	0.30%	0.00%	0.00%
Tax effect of tax losses	€ 43,300,000	€ 5,900,000	€ 2,700,000
Unrecognized deferred tax assets	900,000	2,900,000
Income taxes benefit	€ (83,251)	€ 0	€ 0
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year		9 years
Tax loss carry forwards revised Year		6 years
Swiss tax Law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year	7 years